1. ORGANIZATION AND OPERATIONS	12 Months Ended
Dec. 31, 2016
Organization And Operations
ORGANIZATION AND OPERATIONS

On June 29, 2001, Paragon Commercial Corporation (the “Company”) became the holding company for Paragon Commercial Bank (the “Bank”). The Company currently has no operations and conducts no business on its own other than owning the Bank and two Trusts, Paragon Commercial Capital Trust I and II.

The Bank was incorporated on May 4, 1999 and began banking operations on May 10, 1999. The Bank is engaged in general commercial banking in Wake and Mecklenburg Counties, NC, operating under the banking laws of North Carolina and the rules and regulations of the Federal Deposit Insurance Corporation and the North Carolina Commissioner of Banks. The Bank undergoes periodic examinations by those regulatory authorities.

The Company formed Paragon Commercial Capital Trust I (“Trust I”) during 2004 in order to facilitate the issuance of trust preferred securities. Trust I is a statutory business trust formed under the laws of the state of Delaware, of which all common securities are owned by the Company. The Company formed Paragon Commercial Capital Trust II (“Trust II”) during 2006 to serve the same purpose. The junior subordinated debentures issued by the Company to the trusts are classified as debt and the Company’s equity interest in the trusts are included in other assets.

The trust preferred securities presently qualify as Tier 1 regulatory capital and are reported in Federal Reserve regulatory reports as minority interests in unconsolidated subsidiaries. The junior subordinated debentures do not qualify as Tier 1 regulatory capital.

In June 2016, the Company completed its initial public offering in which it issued and sold 845,588 shares of common stock at a public offering price of $34.00 per share. The Company received net proceeds of $26.4 million after deducting underwriting discounts and commissions of approximately $1.7 million and other offering expenses of approximately $615,000.

In addition to its headquarters in Raleigh, North Carolina, the Bank has locations in Charlotte and Cary, North Carolina.